LONG TERM LOANS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
LONG TERM LOANS

NOTE 16 - LONG TERM LOANS:

	Linked to	Interest rate	December 31, 2023	December 31, 2022

Long term loans	NIS	1.8%-6.1%	$330	$630
Less- Current portion			(102)	(289)

Non Current Long term loans			$228	$341

The loans are from leading Israeli financial institutions and bear interest of between 1.8% - 6.1%. $102 of the loans are repayable within one year and $228 are repayable between two to five years.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)